Advances to Equity-Accounted Joint Ventures	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Advances to Equity-Accounted Joint Ventures
Advances to Equity-Accounted Joint Ventures

a) During the nine months ended September 30, 2017, the Partnership's 50/50 joint venture (or the Yamal LNG Joint Venture) with China LNG Shipping (Holdings) Limited (or China LNG) converted the $195.0 million advances of each joint venture partner, including accrued interest, into contributed capital of the joint venture. As at December 31, 2016, the Partnership had advanced $146.7 million to the Yamal LNG Joint Venture and the interest accrued on these advances was $9.4 million. Both the contributed capital and advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of September 30, 2017, the Partnership had advanced $52.3 million to Exmar LPG BVBA (December 31, 2016 – $52.3 million), the Partnership's 50/50 joint venture with Exmar NV (or Exmar). These advances bear interest at LIBOR plus 0.50% and have no fixed repayment terms. As at September 30, 2017, the interest receivable on the advances was $nil (December 31, 2016 – $1.1 million). Both the advances and the interest receivable on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

c) As of September 30, 2017, the Partnership had advanced $79.1 million to Bahrain LNG W.L.L. (December 31, 2016 – $62.9 million), the Partnership's 30% owned joint venture with National Oil and Gas Authority (or Nogaholding) (30%), Gulf Investment Corporation (24%) and Samsung C&T (16%) (or the Bahrain LNG Joint Venture). As of September 30, 2017, the interest accrued on these advances was $0.1 million (December 31, 2016 – $0.1 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.